TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
17.	TRADE AND OTHER RECEIVABLES

	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Trade receivables, net of impairment losses	10,698	12,620
Prepayments	2,036	1,932
Contract assets	525	739
Value added tax	43	43
Finance lease receivables	119	86
Consideration due from sale of business (Note 8)	373	-
Other receivables	107	-
Grant receivable	-	333

	13,901	15,753

Trade receivables are shown net of an impairment losses provision of US$2,324,000 (2022: US$2,691,000) (2021: US$2,986,000) (see Note 27). Prepayments are shown after impairment charges of US$nil (2022: US$482,000) (2021: US$583,000) (see Note 5).

Long-term contract receivable

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2023 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	170	4	119
Between one and five years (Note 15)	54	3	36

	224	7	155

	December 31, 2022 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	180	6	86
Between one and five years (Note 15)	173	6	84

	353	12	170

The Group classified future minimum lease receivables between one and five years of US$36,000 (2022: US$84,000) as Other Assets, see Note 15. Under the terms of the lease arrangements, no contingent rents are receivable.

(ii) Operating lease commitments – Group as lessor

The Group leases instruments under operating leases as part of its business.

Future minimum rentals receivable under non-cancellable operating leases are as follows:

	December 31, 2023 US$‘000
	Instruments	Total
Less than one year	1,995	1,995

	1,995	1,995

(ii) Operating lease commitments – Group as lessor

	December 31, 2022 US$‘000
	Instruments	Total
Less than one year	1,589	1,589

	1,589	1,589